Vessels	6 Months Ended
Jun. 30, 2013
Vessels (Abstract)
Vessels
5.	Vessels
An analysis of vessels is as follows:
Net Book
Value
Carrying amount as at January 1, 2012	$1,073,986
Acquisition and improvements	133,105
Disposals	(156,128)
Impairment of vessels	(43,178)
Depreciation	(48,235)
Carrying amount as at December 31, 2012	$959,550
Acquisitions and improvements	108,000
Depreciation	(24,650)
Carrying amount as at June 30, 2013	$1,042,900

All of the Partnership's vessels as of June 30, 2013 have been provided as collateral to secure the Partnership's credit facilities.

On March 20 and March 27, 2013, the Company acquired the shares of  Hercules Container Carrier S.A., the vessel owning company of M/V Aristotelis (renamed Hyundai Premium), and Iason Container Carrier S.A., the vessel owning company of the M/V Attalos (renamed Hyundai Paramount), respectively (Note 3). The vessels were recorded in the Partnership's financial statements at their respective fair values of $54,000 each as quoted by independent brokers at the time of their acquisition by the Partnership.
On December 22, 2012, the Partnership acquired the shares of the vessel owning companies of two post panamax container carrier vessels the M/V Agamemnon and the M/V Archimidis from CMTC in exchange of the shares of the vessel owning companies of two very large crude carrier vessels the M/T Achilleas and the M/T Alexander The Great respectively. The M/V Agamemnon and the M/V Archimidis have been recorded in the Partnership's financial statements at their fair value as quoted by independent brokers at the time of the acquisition of $68,000 and $65,000 respectively.
On April 4, 2012 the Company disposed the M/T Aristofanis, a 12,000 dwt, chemical tanker built in 2005 for net proceeds of $9,868, to an unrelated third party. The Partnership realized a net gain on this disposal of $353 as the carrying value of the vessel at the time of her disposal was $9,514.
On February 14, 2012 the Company disposed the M/T Attikos, a 12,000 dwt chemical tanker built in 2005 for net proceeds of $9,807, to an unrelated third party. The Partnership realized a net gain on this disposal of $943 as the carrying value of the vessel at the time of her disposal was $8,864.